Exploration and evaluation assets - Schedule of exploration and evaluation asset (Parenthetical) (Detail) - USD ($)		12 Months Ended
	Nov. 01, 2024	Dec. 31, 2025		Dec. 31, 2024
Exploration and evaluation assets [member]
Schedule of exploration and evaluation assets [Line Items]
Proceeds from royalty option agreement	$ 1,000,000	$ 0	[1]	$ 1,000,000	[1]

[1]	On November 1, 2024, the Company and its Subsidiary entered into an option agreement (see Note 20) and received $1,000,000.